Amounts Due to Related Party and Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Amounts Due to Related Party and Related Party Transactions [Abstract]
AMOUNTS DUE TO RELATED PARTY AND RELATED PARTY TRANSACTIONS

NOTE 10 – AMOUNTS DUE TO RELATED PARTY AND RELATED PARTY TRANSACTIONS

The carrying value of amounts due to related parties as of March 31, 2026 and December 31, 2025 were comprised of the following amounts owed to Dr. Michael Dent, the Company’s Chief Executive Officer and Chairman of the Board of Directors, and Jason Bishara, a member of the Company’s Board of Directors:

	March 31,	December 31,
	2026	2025

Convertible notes payable to Dr. Michael Dent, carried at fair value	$—	4,256,099
Convertible notes payable to Dr. Michael Dent, carried at amortized value	—	656,692
Undocumented advances payable to Dr. Michael Dent	50,000	319,840
Deferred compensation payable to Dr. Michael Dent	—	300,600
Total Prior Dent Debt payable to Dr. Michael Dent	50,000	5,533,231
February 2026 Dent Note, carried at fair value	6,413,357	—
Total amounts due to Dr. Michael Dent	6,463,357	5,533,231

Convertible note payable to Jason Bishara	$25,000	$—
Less: unamortized discount	(7,680)	—
Total amounts due to Jason Bishara	$17,320	$—

Total notes payable and other amounts due to related party	$6,480,677	$5,533,231

Refinancing of Convertible Notes and Other Amounts Payable to Dr. Michael Dent – February 2026

On February 2, 2026, the Company refinanced all past outstanding notes with aggregate principal totaling $4,338,192, accrued interest totaling $737,180, undocumented advances totaling $339,840 and accrued compensation liabilities totaling $300,600 payable to Dr. Michael Dent or a trust controlled by Dr. Michael Dent (the “Prior Dent Debt”) into a new consolidated Secured Convertible Promissory Note in the principal amount of $5,715,812 payable to a trust controlled by Dr. Michael Dent (the “February 2026 Dent Note”). The February 2026 Dent Note accrues interest at a rate of 12% per year and matures on February 2, 2029, at which time all outstanding principal and interest is due. The February 2026 Dent Note is convertible into shares of common stock at any time at the holder’s discretion at a conversion price of $4.25 per share, subject to adjustment in the event of a future offering by the Company at a price lower than the conversion price. In connection with the issuance of the February 2026 Dent Note, the Prior Dent Debt was extinguished and the holder agreed to waive any default on the Prior Dent Debt (the “Refinancing”).

Immediately prior to the Refinancing, the Company adjusted the carrying value of convertible notes payable included in the Prior Dent Debt to their fair value, resulting in a loss on change in fair value of debt of $364,452 in the three months ended March 31, 2026.

In connection with the Refinancing, the Company recognized a gain on debt extinguishment in the amount of $1,328,069 in the three months ended March 31, 2026, representing the excess of the carrying value of the Prior Dent Debt over the inception date fair value of the February 2026 Dent Note on the Refinancing date of February 2, 2026. Subsequent to the Refinancing, the Company recognized an additional loss on change in fair value of debt of $1,816,073 in the three months ended March 31, 2026 to revalue the February 2026 Dent Note from its far value from the Refinancing Date through March 31, 2026.

During the three months ended March 31, 2026, the Company made repayments against the February 2026 Dent Note in the amount of $34,840.

Description of Convertible Notes Payable to Jason Bishara

On January 14, 2026, the Company issued to Jason Bishara a convertible note with principal of $25,000, an interest rate of 12% per annum, and a maturity date of January 14, 2027. The note is convertible into shares of Company common stock at a fixed conversion price of $3.00 per share. The Company received net proceeds of $25,000. In connection with the note, the Company also issued Mr. Bishara a five-year warrant to purchase 8,333 shares of Company common stock at an exercise price of $3.00 per share. At inception, the Company recorded a discount against the note of $9,699 for the allocated fair value of the warrant.

Convertible Notes Payable Carried at Fair Value

The February 2026 Dent Note and certain of the convertible notes payable included in the Prior Dent Debt are carried at fair value as a result of extensions and refinancings that were treated as an extinguishment and reissuance transactions. Such notes are revalued to their fair value at each period end. Convertible notes payable to Dr. Dent that are carried at fair value and revalued each period were comprised of the following as of December 31, 2025 and 2024:

	March 31,	December 31,
	2026	2025

Prior Dent Debt	$—	4,256,099
February 2026 Dent Note	6,413,357	—
Convertible notes payable to Dr. Michael Dent, carried at fair value	$6,413,357	$4,256,099

Changes in the fair value of convertible notes payable to Dr. Dent during the three months ended March 31, 2026 and 2025 were as follows:

	Three Months Ended March 31,
	2026	2025

Prior Dent Debt	$364,452	49,186
February 2026 Dent Note	1,816,074	—
Loss on change in fair value of debt	$2,180,526	$49,186

Convertible Notes Payable Carried at Amortized Value

Convertible notes payable to Dr. Dent and Jason Bishara that have not been extended are recorded at their face value, net of discounts recorded at inception related to original issue discounts, warrants issued with the convertible notes, and embedded conversion features (“ECFs”) in the convertible notes. Convertible notes payable related parties that are carried at net amortized value were comprised of the following as of March 31, 2026 and December 31, 2025:

	March 31,	December 31,
	2026	2025

Prior Dent Debt	$—	$656,692
Convertible note payable to Jason Bishara	25,000	—
	25,000	656,692
Less: unamortized discount	(7,680)	—
Convertible notes payable to related parties, carried at amortized value	$17,320	$656,692

Amortization of debt discount on such convertible notes payable during the three months ended March 31, 2026 and 2025 was as follows:

	Three Months Ended March 31,
	2026	2025

Prior Dent Debt	$—	359,423
Convertible note payable to Jason Bishara	2,020	—
Amortization of debt discount	$2,020	$359,423

Repayment

During the three months ended March 31, 2026 and 2025, the Company made repayments against notes payable to Dr. Dent in the amount of $34,840 and $-0-, respectively.

Interest

Interest accrued on notes and convertible notes payable to related parties as of March 31, 2026 and December 31, 2025 was $-0- and $34,452, respectively. Interest expense on convertible notes payable to Dr. Dent was $8,057 and $71,381 during the three months ended March 31, 2026 and 2025, respectively. due primarily to debt associated with our largest debtholder, Dr. Michael Dent, being carried at fair value. Interest charges on notes payable to Dr. Dent carried at fair value, including the February 2026 Dent Note, are reflected as future cash outflows used in estimating the fair value of such instruments, and are therefore reflected through changes in fair value of debt, rather than through interest expense.

Undocumented Advances Payable to Dr. Michael Dent

From time to time, Dr. Dent has made undocumented cash advances to the Company. Amounts due to Dr. Dent under such undocumented advances as of March 31, 2026 and December 31, 2025 were $50,000 and $319,840, respectively.

On January 14, 2026, Dr. Michael Dent advanced $20,000 to the Company in the form of an interest-free undocumented advance. On March 30, 2026, Dr. Michael Dent advanced $50,000 to the Company in the form of an interest-free undocumented advance.

All undocumented advances outstanding as of December, 31, 2025 and the $20,000 advance made on January 14, 2026, along with all convertible notes and deferred compensation payable to Dr. Dent, were refinanced into the February 2026 Dent Note as described above.

Deferred Compensation Payable to Dr. Michael Dent

As of March 31, 2026 and December 31, 2025, the Company owed Dr. Dent $-0- and $300,600, respectively, related to prior period deferred compensation. This deferred compensation, along with all convertible notes and undocumented advances payable to Dr. Dent, were refinanced into the February 2026 Dent Note as described above.

NOTE 11 – AMOUNTS DUE TO RELATED PARTY AND RELATED PARTY TRANSACTIONS

Amounts due to related parties as of December 31, 2025 and 2024 were comprised of the following amounts owed to Dr. Michael Dent, the Company’s Chief Executive Officer and Chairman of the Board of Directors:

	December 31,
	2025	2024

Convertible notes payable to Dr. Michael Dent carried at fair value	$4,256,099	$671,025
Face value of convertible notes payable to Dr. Michael Dent carried at amortized value	656,692	2,315,000
Less: unamortized discounts on convertible notes payable	–	(494,104)
Carrying value of convertible notes payable to Dr. Michael Dent	4,912,791	2,491,921
Undocumented advances payable to Dr. Michael Dent	319,840	420,000
Deferred compensation payable to Dr. Michael Dent	300,600	300,600
Notes payable and other amounts due to related party, net	$5,533,231	$3,212,521

Description of Convertible Notes Payable to Dr. Michael Dent

On March 27, 2024, the Company issued to a trust controlled by Dr. Michael Dent three separate notes as follows: (1) a note with principal of $350,000, an interest rate of 12% per annum, and a maturity date of June 27, 2024 (the “March 2024 Dent Note I”), (2) a note with principal of $150,000, an interest rate of 12% per annum, and an original maturity date of August 24, 2024 (the “March 2024 Dent Note II”), and (3) a note with principal of $166,500, an interest rate of 12% per annum, and a maturity date of August 28, 2024 (the “March 2024 Dent Note III”, and collectively, the “March 2024 Dent Notes”). The full amount of principal and accrued interest on each of the March 2024 Dent Notes is due at the respective maturity date of each note. Each of the March 2024 Dent Notes is convertible into shares of Company common stock at a fixed conversion price of $5.73 per share. In connection with the issuance of the March 2024 Dent Notes, the Company also issued to the holder a ten-year warrant to purchase 66,600 shares of the Company’s common stock at an exercise price of $6.00 per share (the “March 2024 Warrant”). The fair value of the March 2024 Warrant was $254,345. The maturity date on the March 2024 Dent Note I was subsequently extended to December 31, 2025 and the maturity date on the March 2024 Dent Notes II and III was subsequently extended to March 31, 2026. On December 31, 2025, the holder forgave $245,000 of the outstanding $350,000 principal amount on the March 2024 Dent Note I for no additional consideration. The forgiveness of the obligation was not contingent upon any future performance or consideration by the Company. Because the holder is a related party, management determined that the forgiveness represented a capital contribution rather than a gain on extinguishment of debt. Accordingly, the Company recorded the forgiveness of the note payable as an increase to additional paid-in capital in the amount of $245,000 during the year ended December 31, 2025. No gain was recognized in the consolidated statement of operations in the years ended December 31, 2025 or 2024.

On April 10, 2024, the Company issued to a trust controlled by Dr. Michael Dent a convertible note with principal of $150,000, an interest rate of 12% per annum, and an original maturity date of October 10, 2024. The note is convertible into shares of the Company’s common stock at a fixed conversion price of $5.77 per share. The Company received net proceeds of $150,000. The maturity date on the note was subsequently extended to December 31, 2025.

On April 18, 2024, the Company issued to a trust controlled by Dr. Michael Dent a convertible note with principal of $50,000, an interest rate of 12% per annum, and a maturity date of October 18, 2024 (the “April 2024 Dent Note II”). The April 2024 Dent Note II is convertible into shares of the Company’s common stock at a fixed conversion price of $5.00 per share. The Company received net proceeds of $50,000. The maturity date on the note was subsequently extended until December 31, 2025.

On June 3, 2024, the Company issued to a trust controlled by Dr. Michael Dent a convertible note with a principal of $1,000,000, an interest rate of 12% per annum, and a maturity date of June 3, 2025. The note is convertible into shares of the Company’s common stock at a fixed conversion price of $4.97 per share. The Company received net proceeds of $950,000 after original issue discount. In connection with the June 2024 Dent Note, the Company issued 100,000 ten-year warrants to the holder with an exercise price of $4.97, the grant date fair value of which was $333,111. The maturity date on the note was subsequently extended until December 31, 2025.

On September 19, 2024, the Company issued to a trust controlled by Dr. Michael Dent ten separate senior secured convertible promissory notes in the aggregate principal amount of $900,000, each with an interest rate of 12% per annum and original maturity dates between January 1, 2025 and March 10, 2025 (the “September 2024 Notes”). Each of the September 2024 Dent Notes is convertible into shares of the Company’s common stock at a fixed conversion price of $4.86 per share and is secured by all of the Company’s assets. The Company received net proceeds of $855,000 after original issue discount. In connection with the September 2024 Notes, the Company issued to the holder a ten-year warrant to purchase 92,593 shares of common stock with an exercise price of $4.86, the fair value of which was $271,256. The maturity date on the September 2024 Notes was subsequently extended until March 31, 2026.

On December 4, 2024, the Company issued to a trust controlled by Dr. Michael Dent a convertible note with principal of $25,000, an interest rate of 12% per annum, and an original maturity date of May 4, 2025. The note is convertible into shares of the Company’s common stock at a fixed conversion price of $3.30 per share. The Company received net proceeds of $25,000. The maturity date on the note was subsequently extended until December 31, 2025.

On December 17, 2024, the Company issued to a trust controlled by Dr. Michael Dent a convertible note with principal of $70,000, an interest rate of 12% per annum, and an original maturity date of June 17, 2025. The note is convertible into shares of the Company’s common stock at a fixed conversion price of $2.60 per share. The Company received net proceeds of $70,000. The maturity date on the note was subsequently extended until December 31, 2025.

On December 31, 2024, the Company issued to a trust controlled by Dr. Michael Dent a convertible note with principal of $120,000, an interest rate of 12% per annum, and an original maturity date of July 1, 2025. The note is convertible into shares of the Company’s common stock at a fixed conversion price of $2.30 per share. The Company received net proceeds of $120,000. The maturity date on the note was subsequently extended until December 31, 2025.

On March 4, 2025, the Company issued to a trust controlled by Dr. Michael Dent a convertible payable with principal of $50,000, an interest rate of 12% per annum, and an original maturity date of September 4, 2025. The note is convertible into shares of common stock at a fixed conversion price of $4.90 per share. The Company received net proceeds of $50,000. The maturity date on the note was subsequently extended until March 31, 2026.

On March 12, 2025, the Company issued to a trust controlled by Dr. Michael Dent a convertible note with principal of $60,000, an interest rate of 12% per annum, and an original maturity date of September 12, 2025. The note is convertible into shares of common stock at a fixed conversion price of $3.00 per share. The maturity date on the note was subsequently extended until March 31, 2026.

On March 18, 2025, the Company issued to a trust controlled by Dr. Michael Dent a convertible note with principal of $420,000, an interest rate of 12% per annum, and an original maturity date of September 20, 2025. The note is convertible into shares of common stock at a fixed conversion price of $3.75 per share. The note was issued in exchange for undocumented advances totaling $420,000 made by the trust between September and November 2024. The maturity date on the note was subsequently extended until March 31, 2026.

On March 27, 2025, the Company issued to a trust controlled by Dr. Michael Dent a convertible note with principal of $65,000, an interest rate of 12% per annum, and an original maturity date of September 27, 2025. The note is convertible into shares of common stock at a fixed conversion price of $3.10 per share. The Company received net proceeds of $65,000. The maturity date on the note was subsequently extended until March 31, 2026.

On April 1, 2025, the Company issued to a trust controlled by Dr. Michael Dent a convertible note with principal of $20,000, an interest rate of 12% per annum, and an original maturity date of October 1, 2025. The note is convertible into shares of common stock at a fixed conversion price of $2.30 per share. The Company received net proceeds of $20,000. The maturity date on the note was subsequently extended until March 31, 2026.

On April 9, 2025, the Company issued to a trust controlled by Dr. Michael Dent a convertible note with principal of $100,000, an interest rate of 12% per annum, and an original maturity date of October 9, 2025. The note is convertible into shares of common stock at a fixed conversion price of $2.30 per share. The Company received net proceeds of $100,000. The maturity date on the note was subsequently extended until March 31, 2026.

On April 16, 2025, the Company issued to a trust controlled by Dr. Michael Dent a convertible note with principal of $15,000, an interest rate of 12% per annum, and an original maturity date of October 16, 2025. The note is convertible into shares of common stock at a fixed conversion price of $2.30 per share. The Company received net proceeds of $15,000. The maturity date on the note was subsequently extended until March 31, 2026.

On April 22, 2025, the Company issued to a trust controlled by Dr. Michael Dent a convertible note with a principal of $65,000, an interest rate of 12% per annum, and an original maturity date of October 22, 2025. The note is convertible into shares of common stock at a fixed conversion price of $2.30 per share. The Company received net proceeds of $65,000. The maturity date on the note was subsequently extended until March 31, 2026.

On May 8, 2025, the Company issued to a trust controlled by Dr. Michael Dent a convertible payable with principal of $100,000, an interest rate of 12% per annum, and an original maturity date of November 8, 2025. The note is convertible into shares of common stock at a fixed conversion price of $2.30 per share. The Company received net proceeds of $100,000. The maturity date on the note was subsequently extended until March 31, 2026.

On May 12, 2025, the Company issued to a trust controlled by Dr. Michael Dent a convertible note with principal of $50,000, an interest rate of 12% per annum, and an original maturity date of November 12, 2025. The note is convertible into shares of common stock at a fixed conversion price of $2.30 per share. The Company received net proceeds of $50,000. The maturity date on the note was subsequently extended until March 31, 2026.

On May 29, 2025, the Company issued to a trust controlled by Dr. Michael Dent a convertible note with principal of $35,000, an interest rate of 12% per annum, and a maturity date of November 29, 2025. The note is convertible into shares of common stock at a fixed conversion price of $1.80 per share. The Company received net proceeds of $35,000. As described below, this note, along with all other debt outstanding to Dr. Michael Dent, was subsequently refinanced into a single convertible note payable on February 2, 2026, in connection with which the holder agreed to waive any default related to the maturity dates of the refinanced debt.

On June 4, 2025, the Company issued to a trust controlled by Dr. Michael Dent a convertible note with principal of $83,846, an interest rate of 12% per annum, and a maturity date of December 4, 2025. The note is convertible into shares of common stock at a fixed conversion price of $1.90 per share. The Company received net proceeds of $70,000 and converted accounts payable of $13,846 into note principal. As described below, this note, along with all other debt outstanding to Dr. Michael Dent, was subsequently refinanced into a single convertible note payable on February 2, 2026, in connection with which the holder agreed to waive any default related to the maturity dates of the refinanced debt.

On June 18, 2025, the Company issued to a trust controlled by Dr. Michael Dent a convertible note with principal of $43,846, an interest rate of 12% per annum, and a maturity date of December 18, 2025. The note is convertible into shares of common stock at a fixed conversion price of $1.70 per share. The Company received net proceeds of $30,000 and converted accounts payable of $13,846 into note principal. As described below, this note, along with all other debt outstanding to Dr. Michael Dent, was subsequently refinanced into a single convertible note payable on February 2, 2026, in connection with which the holder agreed to waive any default related to the maturity dates of the refinanced debt.

On June 25, 2025, the Company issued to a trust controlled by Dr. Michael Dent a convertible note payable with a principal of $50,000, an interest rate of 12% per annum, and a maturity date of December 25, 2025. The note is convertible into shares of the Company’s common stock at a fixed conversion price of $1.79 per share. As described below, this note, along with all other debt outstanding to Dr. Michael Dent, was subsequently refinanced into a single convertible note payable on February 2, 2026, in connection with which the holder agreed to waive any default related to the maturity dates of the refinanced debt.

On July 1, 2025, the Company issued to a trust controlled by Dr. Michael Dent a convertible note with principal of $70,000, an interest rate of 12% per annum, and a maturity date of January 1, 2026. The note is convertible into shares of the Company’s common stock at a fixed conversion price of $1.79 per share. The Company received net proceeds of $70,000.

On July 11, 2025, the Company issued to a trust controlled by Dr. Michael Dent a convertible note with principal of $50,000, an interest rate of 12% per annum, and a maturity date of January 11, 2026. The note is convertible into shares of the Company’s common stock at a fixed conversion price of $3.00 per share. The Company received net proceeds of $50,000.

On July 16, 2025, the Company issued to a trust controlled by Dr. Michael Dent a convertible note with principal of $40,000, an interest rate of 12% per annum, and a maturity date of January 16, 2026. The note is convertible into shares of the Company’s common stock at a fixed conversion price of $3.00 per share. The Company received net proceeds of $40,000.

On July 23, 2025, the Company issued to a trust controlled by Dr. Michael Dent a convertible note with principal of $30,000, an interest rate of 12% per annum, and a maturity date of January 23, 2026. The note is convertible into shares of the Company’s common stock at a fixed conversion price of $2.80 per share. The Company received net proceeds of $30,000.

On September 3, 2025, the Company issued to a trust controlled by Dr. Michael Dent a convertible note with principal of $15,000, an interest rate of 12% per annum, and a maturity date of March 3, 2026. The note is convertible into shares of the Company’s common stock at a fixed conversion price of $2.00 per share. The Company received net proceeds of $15,000.

On September 10, 2025, the Company issued to a trust controlled by Dr. Michael Dent a convertible note with principal of $54,000, an interest rate of 12% per annum, and a maturity date of March 10, 2026. The note is convertible into shares of the Company’s common stock at a fixed conversion price of $1.78 per share. The Company received net proceeds of $54,000.

On September 17, 2025, the Company issued to a trust controlled by Dr. Michael Dent a convertible note with principal of $45,000, an interest rate of 12% per annum, and a maturity date of March 17, 2026. The note is convertible into shares of the Company’s common stock at a fixed conversion price of $1.20 per share. The Company received net proceeds of $45,000.

On September 26, 2025, the Company issued to a trust controlled by Dr. Michael Dent a convertible note with principal of $26,000, an interest rate of 12% per annum, and a maturity date of March 26, 2026. The note is convertible into shares of the Company’s common stock at a fixed conversion price of $2.00 per share. The Company received net proceeds of $26,000.

On October 2, 2025, the Company issued to a trust controlled by Dr. Michael Dent a convertible note with a principal of $34,000, an interest rate of 12% per annum, and a maturity date of April 2, 2026. The note is convertible into shares of the Company’s common stock at a fixed conversion price of $1.74 per share. The Company received net proceeds of $34,000.

On December 2, 2025, the Company issued to a trust controlled by Dr. Michael Dent a convertible note with principal of $80,000, an interest rate of 12% per annum, and a maturity date of May 2, 2026. The note is convertible into shares of the Company’s common stock at a fixed conversion price of $1.38 per share. The Company received net proceeds of $80,000.

All of the above convertible notes payable undocumented advances, along with all undocumented advances and deferred compensation payable to Dr. Michael Dent, were refinanced into a single convertible note payable on February 2, 2026 as described below in the section entitled “Subsequent Extension of Convertible Notes Payable to Dr. Dent.”

HEALTHLYNKED CORP.

Convertible Notes Payable Carried at Fair Value

Certain of the convertible notes payable to Dr. Dent are carried at fair value as a result of previous maturity date extensions that were treated as an extinguishment and reissuance transactions. Such notes are revalued to their fair value at each period end. Convertible notes payable to Dr. Dent that are carried at fair value and revalued each period were comprised of the following as of December 31, 2025 and 2024:

			Amount Carried at Fair Value
Inception	Maturity	Principal	December 31,	December 31,
Date	Date	Amount	2025	2024
03/27/24	12/31/25	$350,000	$194,984	$393,317
03/27/24	03/31/26	150,000	176,075	131,615
03/27/24	03/31/26	166,500	196,165	146,093
04/10/24	12/31/25	150,000	186,579	–
04/18/24	12/31/25	50,000	62,029	–
06/03/24	12/31/25	1,000,000	1,206,712	–
09/19/24	03/31/26	36,842	40,810	–
09/19/24	03/31/26	10,526	11,660	–
09/19/24	03/31/26	73,684	81,621	–
09/19/24	03/31/26	21,053	23,320	–
09/19/24	03/31/26	105,263	116,601	–
09/19/24	03/31/26	126,316	139,921	–
09/19/24	03/31/26	105,263	116,601	–
09/19/24	03/31/26	52,632	58,301	–
09/19/24	03/31/26	157,895	174,902	–
09/19/24	03/31/26	210,526	233,202	–
12/04/24	12/31/25	25,000	28,717	–
12/17/24	12/31/25	70,000	79,856	–
12/31/24	12/31/25	120,000	136,215	–
03/04/25	03/31/26	50,000	52,481	–
03/12/25	03/31/26	60,000	63,146	–
03/18/25	03/31/26	420,000	438,017	–
03/27/25	03/31/26	65,000	68,024	–
04/01/25	03/31/26	20,000	21,291	–
04/09/25	03/31/26	100,000	106,216	–
04/16/25	03/31/26	15,000	15,901	–
04/22/25	03/31/26	65,000	68,788	–
05/08/25	03/31/26	100,000	105,349	–
05/12/25	03/31/26	50,000	52,615	–
		$3,926,500	$4,256,099	$671,025

Changes in the fair value of convertible notes payable to Dr. Dent during the years ended December 31, 2025 and 2024 were as follows:

Inception	Maturity	Principal	Year Ended December 31,
Date	Date	Amount	2025	2024
03/27/24	12/31/25	$350,000	$86,874	$(17,522)
03/27/24	03/31/26	150,000	73,905	(13,059)
03/27/24	03/31/26	166,500	83,708	(53,528)
04/10/24	12/31/25	150,000	28,470	–
04/18/24	12/31/25	50,000	8,916	–
06/03/24	12/31/25	1,000,000	171,632	–
09/19/24	03/31/26	36,842	6,483	–
09/19/24	03/31/26	10,526	1,852	–
09/19/24	03/31/26	73,684	12,966	–
09/19/24	03/31/26	21,053	3,705	–
09/19/24	03/31/26	105,263	18,523	–
09/19/24	03/31/26	126,316	22,227	–
09/19/24	03/31/26	105,263	18,523	–
09/19/24	03/31/26	52,632	9,261	–
09/19/24	03/31/26	157,895	27,784	–
09/19/24	03/31/26	210,526	37,046	–
12/04/24	12/31/25	25,000	2,824	–
12/17/24	12/31/25	70,000	4,738	–
12/31/24	12/31/25	120,000	4,450	–
03/04/25	03/31/26	50,000	2,520	–
03/12/25	03/31/26	60,000	(421)	–
03/18/25	03/31/26	420,000	8,172	–
03/27/25	03/31/26	65,000	(140)	–
04/01/25	03/31/26	20,000	(891)	–
04/09/25	03/31/26	100,000	(4,476)	–
04/16/25	03/31/26	15,000	(674)	–
04/22/25	03/31/26	65,000	(2,932)	–
05/08/25	03/31/26	100,000	(4,554)	–
05/12/25	03/31/26	50,000	(2,283)	–
			$618,208	$(84,109)

Convertible Notes Payable Carried at Amortized Value

Convertible notes payable to Dr. Dent that have not been extended are recorded at their face value, net of discounts recorded at inception related to original issue discounts, warrants issued with the convertible notes, and embedded conversion features (“ECFs”) in the convertible notes. Convertible notes payable to Dr. Dent that are carried at net amortized value were comprised of the following as of December 31, 2025 and 2024:

		Principal Outstanding		Unamortized Discount		Amortized Carrying Value
Inception	Maturity	December 31,		December 31,		December 31,
Date	Date	2025	2024	2025	2024	2025	2024
04/10/24	12/31/25	$–	$150,000	$–	$(7,279)	$–	$142,721
04/18/24	12/31/25	–	50,000	–	(2,836)	–	47,164
06/03/24	12/31/25	–	1,000,000	–	(331,546)	–	668,453
09/19/24	03/31/26	–	36,842	–	(1,531)	–	35,311
09/19/24	03/31/26	–	10,526	–	(666)	–	9,860
09/19/24	03/31/26	–	73,684	–	(4,662)	–	69,022
09/19/24	03/31/26	–	21,053	–	(1,783)	–	19,270
09/19/24	03/31/26	–	105,263	–	(12,965)	–	92,298
09/19/24	03/31/26	–	126,316	–	(21,095)	–	105,221
09/19/24	03/31/26	–	105,263	–	(19,191)	–	86,072
09/19/24	03/31/26	–	52,632	–	(10,586)	–	42,046
09/19/24	03/31/26	–	157,895	–	(33,144)	–	124,751
09/19/24	03/31/26	–	210,526	–	(46,820)	–	163,706
12/04/24	12/31/25	–	25,000	–	–	–	25,000
12/17/24	12/31/25	–	70,000	–	–	–	70,000
12/31/24	12/31/25	–	120,000	–	–	–	120,000
05/29/25	11/29/25	35,000	–	–	–	35,000	–
06/04/25	12/04/25	83,846	–	–	–	83,846	–
06/18/25	12/18/25	43,846	–	–	–	43,846	–
06/25/25	12/25/25	50,000	–	–	–	50,000	–
07/01/25	01/01/26	70,000	–	–	–	70,000	–
07/11/25	01/11/26	50,000	–	–	–	50,000	–
07/16/25	01/16/26	40,000	–	–	–	40,000	–
07/23/25	01/23/26	30,000	–	–	–	30,000	–
09/03/25	03/03/26	15,000	–	–	–	15,000	–
09/10/25	03/10/26	54,000	–	–	–	54,000	–
09/17/25	03/17/26	45,000	–	–	–	45,000	–
09/26/25	03/26/26	26,000	–	–	–	26,000	–
10/02/25	04/02/26	34,000	–	–	–	34,000	–
12/02/25	06/02/26	80,000	–	–	–	80,000	–
		$656,692	$2,315,000	$–	$(494,104)	$656,692	$1,820,895

Amortization of debt discount on such convertible notes payable to Dr. Dent during the years ended December 31, 2025 and 2024 was as follows:

Inception	Maturity	Principal	Year Ended December 31,
Date	Date	Amount	2025	2024
03/14/23	03/14/24	$26,011	$–	$2,504
12/01/23	02/28/24	166,500	–	32,330
03/27/24	06/27/25	350,000	–	203,588
03/27/24	09/20/25	150,000	–	89,222
04/10/24	04/10/25	150,000	7,279	–
04/18/24	04/18/25	50,000	2,836	–
06/03/24	06/03/25	1,000,000	331,549	454,261
09/19/24	09/20/25	36,842	1,531	15,770
09/19/24	09/20/25	10,526	666	4,288
09/19/24	09/20/25	73,684	4,662	30,013
09/19/24	09/20/25	21,053	1,783	9,664
09/19/24	09/20/25	105,263	12,965	44,514
09/19/24	09/20/25	126,316	21,095	48,283
09/19/24	09/20/25	105,263	19,191	38,759
09/19/24	09/20/25	52,632	10,585	18,480
09/19/24	09/20/25	157,895	33,143	54,187
09/19/24	09/20/25	210,526	46,820	69,891
04/01/25	03/31/26	20,000	5,189	–
04/09/25	03/31/26	100,000	20,670	–
04/16/25	03/31/26	15,000	4,166	–
04/22/25	03/31/26	65,000	17,404	–
05/12/25	03/31/26	50,000	3,332	–
06/25/25	12/25/25	50,000	3,073	–
07/01/25	01/01/26	70,000	15,946	–
09/03/25	03/03/26	15,000	2,465	–
09/10/25	03/10/26	54,000	7,133	–
09/17/25	03/17/26	45,000	6,091	–
			$579,574	$1,115,754

There were no repayments on convertible notes payable to Dr. Dent carried at net amortized value during the years ended December 31, 2025 or 2024.

Interest

Interest accrued on notes and convertible notes payable to related parties as of December 31, 2025 and 2024 was $34,452 and $121,456, respectively. Interest expense on convertible notes payable to Dr. Dent was $203,502 and $140,468 in the years ended December 31, 2025 and 2024, respectively.

Undocumented Advances

From time to time, Dr. Dent has made undocumented cash advances to the Company. Amounts due to Dr. Dent under such undocumented advances were comprised of the following as of December 31, 2025 and 2024:

Advance	Advance	December 31,
Date	Amount	2025	2024
09/24/24	$130,000	$–	$30,000
09/30/24	10,000	–	10,000
10/01/24	35,000	–	35,000
10/08/24	90,000	–	90,000
10/15/24	60,000	–	60,000
10/21/24	85,000	–	85,000
11/06/24	70,000	–	70,000
11/13/24	40,000	–	40,000
06/13/25	70,000	70,000	–
07/30/25	56,000	–	–
08/12/25	100,000	100,000	–
10/23/25	70,000	70,000	–
11/18/25	80,000	–	–
12/29/25	10,000	10,000	–
12/30/25	45,000	45,000	–
12/30/25	14,840	14,840	–
12/31/25	10,000	10,000	–
	$975,840	$319,840	$420,000

All of the above undocumented advances, along with all convertible notes and deferred compensation payable to Dr. Michael Dent, were refinanced into a single convertible note payable in February 2026 as described below.

Deferred Compensation

As of December 31, 2025 and 2024, the Company owed Dr. Dent $300,600 and $300,600, respectively, related to prior period deferred compensation.

Extensions of Convertible Notes Payable to Dr. Dent

On June 27, 2024, the maturity date on a note payable to Dr. Dent with a principal of $350,000 was extended until December 27, 2024 in exchange for a ten-year warrant to purchase 3,938 shares of the Company’s common stock at an exercise price of $8.10 per share (the “June 2024 Extension”). The fair value of the warrant was $21,517. Because the discounted cash flows from the notes extended in the June 2024 Extension were determined to be substantially different before and after the extension, the extension was treated as an extinguishment and reissuance and the extended notes were recorded at fair value following the June 2024 Extension. In connection with the June 2024 Extension, the Company recognized a loss on debt extinguishment in the amount of $-0- and $65,936 in the years ended December 31, 2025 or 2024, respectively. In connection with the extension, the interest rate was increased from 12% to 15% on the extended notes.

On September 17, 2024, the maturity date on two notes payable to Dr. Dent with aggregate principal of $316,500 was extended until February 28, 2025 in exchange for a ten-year warrant to purchase 3,561 shares of our common stock at an exercise price of $4.65 per share (the “September 2024 Extension”). The fair value of the warrant was $11,621. Because the discounted cash flows from the notes extended in the June 2024 Extension were determined to be substantially different before and after the extension, the extension was treated as an extinguishment and reissuance and the extended notes were recorded at fair value following the September 2024 Extension. In connection with the September 2024 Extension, the Company recognized a gain on debt extinguishment in the amount of $-0- and $2,581 in the years ended December 31, 2025 or 2024, respectively. In connection with the extension, the interest rate was increased from 12% to 15% on the extended notes.

On December 31, 2024, the maturity date on three notes payable to Dr. Dent with aggregate principal of $550,000 was extended until April 10, 2025, April 18, 2025, and June 27, 2025, respectively, in exchange for a ten-year warrant to purchase 6,188 shares of the Company’s common stock at an exercise price of $2.26 per share (the “December 2024 Extension”). The fair value of the warrant was $8,653. The extension was treated as an extinguishment and reissuance with respect to one note and as a modification with respect to two notes. In connection with the December 2024 Extension, the Company recognized a loss on debt extinguishment in the amount of $-0- and $11,339 in the years ended December 31, 2025 or 2024, respectively. In connection with the extension, the interest rate was increased from 12% to 15% on the extended notes that had not previously been extended.

On March 20, 2025, the maturity date on three notes payable to Dr. Dent with aggregate principal of $1,216,500 was extended until September 20, 2025 in exchange for a ten-year warrant to purchase 13,534 shares of the Company’s common stock at an exercise price of $3.75 per share (the “March 2025 Extension”). The fair value of the warrant was $25,625. Because the discounted cash flows from the notes extended in the March 2025 Extension were determined to be substantially different before and after the extension, the extension was treated as an extinguishment and reissuance and the extended notes were recorded at fair value following the March 2025 Extension. In connection with the March 2025 Extension, the Company recognized a gain on debt extinguishment in the amount of $42,726 and $-0- in the years ended December 31, 2025 or 2024, respectively. In connection with the extension, the interest rate was increased from 12% to 15% on the extended notes that had not previously been extended.

On June 30, 2025, the maturity date on seven notes payable to Dr. Dent with aggregate principal of $1,765,000 was extended until December 31, 2025 in exchange for a ten-year warrant to purchase 19,866 shares of the Company’s common stock at an exercise price of $2.00 per share (the “June 2025 Extension”). The fair value of the warrant was $22,126. Because the discounted cash flows from the notes extended in the June 2025 Extension were determined to be substantially different before and after the extension, the extension was treated as an extinguishment and reissuance and any of the extended notes not already carried at fair value were subsequently carried at fair value after the extension. In connection with the June 2025 Extension, the Company recognized a gain on debt extinguishment in the amount of $132,246 and $-0- in the years ended December 31, 2025 or 2024, respectively. In connection with the extension, the interest rate was increased from 12% to 15% on the extended notes that had not previously been extended.

On September 30, 2025, the maturity date on 22 notes payable to Dr. Dent with aggregate principal of $2,161,500 was extended until March 30, 2026 in exchange for a ten-year warrant to purchase 23,811 shares of the Company’s common stock at an exercise price of $1.95 per share (the “September 2025 Extension”). The fair value of the warrant was $25,875. Because the discounted cash flows from the notes extended in the September 2025 Extension were determined to be substantially different before and after the extension, the extension was treated as an extinguishment and reissuance and any of the extended notes not already carried at fair value were subsequently carried at fair value after the extension. In connection with the September 2025 Extension, the Company recognized a gain on debt extinguishment in the amount of $85,150 and $-0- in the years ended December 31, 2025 or 2024, respectively. In connection with the extension, the interest rate was increased from 12% to 15% on the extended notes that had not previously been extended.

Subsequent Extension of Convertible Notes Payable to Dr. Dent

On February 2, 2026, the Company refinanced all past outstanding notes with aggregate principal totaling $4,338,192, accrued interest totaling $737,180, undocumented advances totaling $339,840 and accrued compensation liabilities totaling $300,600 payable to Dr. Michael Dent or a trust controlled by Dr. Michael Dent (the “Prior Debt”) into a new consolidated Secured Convertible Promissory Note in the principal amount of $5,715,812 payable to a trust controlled by Dr. Michael Dent (the “February 2026 Dent Note”). The February 2026 Dent Note accrues interest at a rate of 12% per year and matures on February 2, 2029, at which time all outstanding principal and interest is due. The February 2026 Dent Note is convertible into shares of common stock at any time at the holder’s discretion at a conversion price of $4.25 per share, subject to adjustment in the event of a future offering by the Company at a price lower than the conversion price. In connection with the February 2026 Dent Note, the Prior Debt was extinguished and the holder agreed to waive any default on the Prior Debt.

Other Related Transactions

During the years ended December 31, 2025 and 2024, the Company paid Dr. Dent’s spouse $100,113 and $145,000, respectively, in consulting fees pursuant to a consulting agreement.